Prepayment and Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayment and Other Assets [Abstract]
Schedule of Prepayments, Other Current Assets and Non-Current Assets

The prepayments, other current assets and non-current assets consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Current:		(Unaudited)
Recoverable value-added taxes(a)	$26,477	$28,585
Prepayment(b)	41,863	917,158
Others	490	33,663
Prepayments and other current assets	$68,830	$979,406
Non-current:
Prepayment(b)	—	$600,000
Non-current assets	—	$600,000

(a)	Recoverable value-added taxes represent the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
(b)	Prepayment for the six months ended June 30, 2025 included $1.5 million for the development of a research and development platform; 40% of this amount was classified as a non-current asset because its delivery period is expected to exceed 12 months.